Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Provision For Income Taxes

	Year Ended December 31
	2011	2010	2009
Current:
Federal	$17,494	$2,664	$3,509
State	5,251	2,427	1,674
Foreign	7,920	6,838	13,601
Deferred:
Federal	1,302	7,579	1,791
State	176	15	1,284
Foreign	2,682	(1,703)	(5,840)

Total income tax provision	$34,825	$17,820	$16,019

Reconciliations Of U.S. Federal Statutory Rate To The Effective Income Tax Rate

	Year Ended December 31
	2011		2010		2009
Tax provision at U.S. federal statutory rates		35.0%		35.0%		35.0%
State taxes		4.0		1.4		2.0
Foreign taxes and foreign losses with tax benefit		(0.6)		(13.3)		(19.1)
Change in U.S. valuation allowance		0.4		(0.2)		(0.3)
Research and development credits		(4.3)		(3.5)		(2.1)
Section 199 benefit (1)		(2.7)		—		—
Stock-based compensation expense (1)		6.7		—		—
Other		2.1		(3.7)		3.5

		40.6%		15.7%		19.0%

(1)	For 2010 and 2009, the impact of Section 199 benefit and stock-based compensation expense were not separately disclosed as these were not material to the overall effective tax rate.

Significant Components Of Deferred Taxes

	December 31
	2011	2010
Deferred tax assets:
Accounts receivable and sales returns reserves	$255	$170
Accrued liabilities	7,225	7,353
Deferred revenue	9,972	4,256
Foreign net operating loss carry-forwards	20,267	18,292
U.S. net operating loss carry-forwards	29,315	17,827
Stock compensation	13,146	16,549
Tax credits	13,999	14,303
Other	13,162	13,423

Total gross deferred tax assets	107,341	92,173
Deferred tax liability - Intangibles	(42,243)	(16,518)
Deferred tax liability - Fixed Assets	(2,724)	(92)
Valuation allowance	(23,168)	(20,309)

Net deferred income taxes	39,206	55,254
Less current portion	(21,647)	(8,269)

Non-current portion	$17,559	$46,985

Realized Net Tax Benefits From Stock-Based Compensation

Goodwill	(10)
Deferred income tax asset	(11,064)
Income tax provision	4,100

Total	$(6,974)

Income Before Income Taxes

	Year Ended December 31
	2011	2010	2009
United States	$54,618	$55,856	$14,953
Foreign	31,157	57,686	69,242

Total	$85,775	$113,542	$84,195

Change In Unrecognized Tax Benefits

	Year Ended December 31
	2011	2010	2009
Unrecognized tax benefit at the beginning of the year	$46,846	$51,332	$47,477
Additions from tax positions taken in the current year	11,889	7,366	9,129
Additions from tax positions taken in prior years	4,339	151	7,467
Reductions from tax positions taken in prior years	—	(2,974)	(10,665)
Settlements of tax audits	(1,324)	—	(2,076)
Decrease related to lapse of statute of limitations	(4,816)	(9,029)	—

Unrecognized tax benefit at the end of the year	$56,934	$46,846	$51,332